Summary of Significant Accounting Policies - Principles of Consolidation (Details) - Uniti [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Equity method investment ownership percentage	50.00%
Related party accounts receivable	$ 0.2	$ 1.8